Amortizable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 23,169	$ 22,773
Intangible assets accumulated amortization	(16,041)	(15,505)
Intangible assets, net	7,128	7,268
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	9,640	10,682
Intangible assets accumulated amortization	(9,343)	(9,443)
Patents
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	359	359
Intangible assets accumulated amortization	(152)	(96)
Trade Names
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	2,367	3,429
Intangible assets accumulated amortization	(208)	(185)
Non-compete Agreements
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	77	535
Intangible assets accumulated amortization	(33)	(315)
Software
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	10,726	7,768
Intangible assets accumulated amortization	$ (6,305)	$ (5,466)